DERIVATIVE FINANCIAL INSTRUMENT AND HEDGE ACCOUNTING (Details 2) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	$ 1,248,775	$ 1,102,769
Fair Value Liabilities	1,095,154	907,334
Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	1,197,366	1,066,776
Fair Value Liabilities	973,776	829,872
Foreign Currency Forwards [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	277,739	157,743
Fair Value Liabilities	320,668	136,459
Foreign Currency Swap [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	393,504	381,496
Fair Value Liabilities	227,532	269,300
Interest Rate Swap [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	524,993	526,229
Fair Value Liabilities	423,120	422,061
Foreign Currency Call Option [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	421	977
Fair Value Liabilities	86	941
Foreign Currency Put Option [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	709	331
Fair Value Liabilities	2,370	1,111
Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	11,984	7,251
Fair Value Liabilities	79,846	47,286
Fair Value Hedges [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	1,417	1,444
Fair Value Liabilities	78	217
Fair Value Hedges [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	2,735	735
Fair Value Liabilities	40,441	18,658
Fair Value Hedges [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	7,832	5,072
Fair Value Liabilities	39,327	28,411
Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	10,467	14,878
Fair Value Liabilities	32,742	19,745
Cash Flow Hedges [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	8,787	4,539
Fair Value Liabilities	3,946	676
Cash Flow Hedges [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets		7,553
Fair Value Liabilities	22,315	11,780
Cash Flow Hedges [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	1,680	2,786
Fair Value Liabilities	6,481	7,289
Hedges Of Net Investment In Foreign Operations [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	28,958	13,864
Fair Value Liabilities	8,790	10,431
Hedges Of Net Investment In Foreign Operations [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Fair Value Assets	28,958	13,864
Fair Value Liabilities	8,790	10,431
3 Months [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	29,408,668	23,112,456
3 Months [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	26,458,227	21,676,640
3 Months [Member] | Foreign Currency Forwards [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	15,370,447	18,226,641
3 Months [Member] | Foreign Currency Swap [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	202,047	227,712
3 Months [Member] | Interest Rate Swap [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,821,045	3,129,548
3 Months [Member] | Foreign Currency Call Option [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	40,384	70,973
3 Months [Member] | Foreign Currency Put Option [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	24,304	21,766
3 Months [Member] | Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	442,426	57,339
3 Months [Member] | Fair Value Hedges [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		10,711
3 Months [Member] | Fair Value Hedges [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
3 Months [Member] | Fair Value Hedges [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	442,426	46,628
3 Months [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,401,144	827,042
3 Months [Member] | Cash Flow Hedges [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,401,144	801,564
3 Months [Member] | Cash Flow Hedges [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
3 Months [Member] | Cash Flow Hedges [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		25,478
3 Months [Member] | Hedges Of Net Investment In Foreign Operations [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,106,871	551,435
3 Months [Member] | Hedges Of Net Investment In Foreign Operations [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,106,871	551,435
3 Months to 1 Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	31,455,855	18,697,647
3 Months to 1 Year [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	30,260,831	17,563,437
3 Months to 1 Year [Member] | Foreign Currency Forwards [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	10,668,057	11,409,005
3 Months to 1 Year [Member] | Foreign Currency Swap [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	713,643	511,931
3 Months to 1 Year [Member] | Interest Rate Swap [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	18,789,176	5,522,017
3 Months to 1 Year [Member] | Foreign Currency Call Option [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	54,669	79,526
3 Months to 1 Year [Member] | Foreign Currency Put Option [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	35,286	40,958
3 Months to 1 Year [Member] | Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,567	240,564
3 Months to 1 Year [Member] | Fair Value Hedges [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		13,389
3 Months to 1 Year [Member] | Fair Value Hedges [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value		140,660
3 Months to 1 Year [Member] | Fair Value Hedges [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	7,567	86,515
3 Months to 1 Year [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	896,263	209,084
3 Months to 1 Year [Member] | Cash Flow Hedges [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	590,463	209,084
3 Months to 1 Year [Member] | Cash Flow Hedges [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
3 Months to 1 Year [Member] | Cash Flow Hedges [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	305,800
3 Months to 1 Year [Member] | Hedges Of Net Investment In Foreign Operations [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	291,194	684,562
3 Months to 1 Year [Member] | Hedges Of Net Investment In Foreign Operations [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	291,194	684,562
More than 1 Year [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	51,833,402	65,408,651
More than 1 Year [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	48,316,781	61,892,281
More than 1 Year [Member] | Foreign Currency Forwards [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,287,870	2,268,979
More than 1 Year [Member] | Foreign Currency Swap [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	5,509,025	5,681,718
More than 1 Year [Member] | Interest Rate Swap [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	41,467,440	53,940,579
More than 1 Year [Member] | Foreign Currency Call Option [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	26,223	670
More than 1 Year [Member] | Foreign Currency Put Option [Member] | Derivatives Held For Trading [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	26,223	335
More than 1 Year [Member] | Fair Value Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,451,175	1,999,484
More than 1 Year [Member] | Fair Value Hedges [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
More than 1 Year [Member] | Fair Value Hedges [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	264,226	325,921
More than 1 Year [Member] | Fair Value Hedges [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,186,949	1,673,563
More than 1 Year [Member] | Cash Flow Hedges [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,065,446	1,516,886
More than 1 Year [Member] | Cash Flow Hedges [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	219,453	535,758
More than 1 Year [Member] | Cash Flow Hedges [Member] | Foreign Currency Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	309,970	323,803
More than 1 Year [Member] | Cash Flow Hedges [Member] | Interest Rate Swap [Member]
Disclosure of detailed information about hedged items [line items]
Notional value	536,023	657,325
More than 1 Year [Member] | Hedges Of Net Investment In Foreign Operations [Member]
Disclosure of detailed information about hedged items [line items]
Notional value
More than 1 Year [Member] | Hedges Of Net Investment In Foreign Operations [Member] | Foreign Currency Forwards [Member]
Disclosure of detailed information about hedged items [line items]
Notional value